Acquisitions - Fiber Network Solutions, LLC (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands							9 Months Ended	12 Months Ended
	Jan. 26, 2021	Oct. 18, 2020	Oct. 18, 2019	Oct. 04, 2019	May 15, 2019	Mar. 29, 2019	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash consideration							$ 37,057		$ 76,342
Goodwill increase (Decrease)								$ 821
Vertical Limit
Business Acquisition [Line Items]
Cash consideration						$ 16,250
Maximum additional payment					$ 15,700
Fair value of contingent consideration						$ 7,700
Acquisition Debt, Current								3,500
Vinculums
Business Acquisition [Line Items]
Cash consideration				$ 43,595
Rollover equity				12,500
Maximum additional payment				35,000
Fair value of contingent consideration				$ 22,600
Acquisition Debt, Current								5,000
Goodwill increase (Decrease)								973
Aerial
Business Acquisition [Line Items]
Cash consideration			$ 16,497
Rollover equity			1,000
Maximum additional payment			6,000
Fair value of contingent consideration			5,800
Goodwill increase (Decrease)								153
Timing payments		$ 1,500	$ 1,447
Unpaid timing payments									1,500
Transaction costs								1,000	$ 4,300
Recovery Logistics.
Business Acquisition [Line Items]
Acquisition Debt, Current								$ 2,100
Fiber Network Solutions Acquisition
Business Acquisition [Line Items]
Percentage of interests acquired	100.00%
Cash consideration	$ 20,059
Rollover equity	2,000
Maximum additional payment	20,000
Fair value of contingent consideration	$ 8,200